Fair Value Measurements - Assumptions were used in determining the fair value of the Convertible notes (Details)	Jun. 30, 2023 Y	Dec. 31, 2022	Dec. 31, 2021 Y
Probability of conversion
Fair Value Measurements
Measurement input	75		90
Probability of holding until maturity without conversion
Fair Value Measurements
Measurement input	25		10
Remaining term until potential conversion trigger date (years)
Fair Value Measurements
Measurement input	0.17		0.75
Discount yield
Fair Value Measurements
Measurement input	13	20	17